Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Abstract]
Merchandise revenue	$ 83,412	$ 104,347	$ 125,769
Marketplace revenue	4,498	3,056	2,234
Rental revenue	469	336
Total	$ 88,379	$ 107,739	$ 128,003